Other payables and accruals- Revenue recognized (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other payables and accruals
Amount included in contract liabilities at the beginning of the year	¥ 54.1	¥ 33.5